Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of financial assets [line items]
Balance at beginning of period	$ (33)	$ (19)
Provision for credit losses
Purchases	3	2
Sales and maturities	(1)
Changes in risk, parameters and exposures	(4)	(3)
Exchange rate and other	2	1
Balance at end of period	(33)	(19)
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	3
Provision for credit losses
Purchases	3	2
Sales and maturities	(1)
Changes in risk, parameters and exposures	(2)	(1)
Balance at end of period	4	4
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		1
Provision for credit losses
Balance at end of period		1
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(37)	(23)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(2)
Exchange rate and other	2	1
Balance at end of period	$ (37)	$ (24)